SCHEDULE OF RELATED PARTY BALANCES (Details)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 SGD ($)	Dec. 31, 2024 SGD ($)
Related Party Transaction [Line Items]
Amount due (to)/ from shareholders	$ 3,813	$ 4,903	$ 1,765
Orange Pay Pte Ltd [Member]
Related Party Transaction [Line Items]
Amount due from related party			11,772
Mr Lim [Member]
Related Party Transaction [Line Items]
Amount due (to)/ from shareholders	2	3	(2,481)
Mr Ronald [Menber]
Related Party Transaction [Line Items]
Amount due (to)/ from shareholders	$ 3,811	$ 4,900	$ (7,526)